UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Appleton Group Wealth Management
Address:           100 W Lawrence St
                   Third Floor
                   Appleton WI 54911

13F File Number:   28-13465
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark C. Scheffler
Title:          CCO
Phone:          920-993-7727

Signature, Place, and Date of Signing




/s/ Mark C. Scheffler        Appleton WI          7/31/12
---------------------        ------------         --------

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13 F File Number           Name

     28-13465                         N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     56273

List of Other Included Managers:

   No.   Form 13F File Number       Name

   1     28-NONE
   -     --------                   -------------------------------





                                                                                   INVEST
                                                                                   -------
                                   TITLE                         SHRS               MENT
                                   -----  ---------  ---------  ------  ---  ----  -------
                                    OF                 VALUE    OR PRN  SH/  PUT/  DISCRE-  OTHER
                                   -----  ---------  ---------  ------  ---  ----  -------  -----
NAME OF ISSUER                     CLASS    CUSIP    (X$1,000)   AMT    PRN  CALL   TION     MGR    SOLE   SHARED  NONE
---------------------------------  -----  ---------  ---------  ------  ---  ----  -------  -----  ------  ------  ----
---------------------------------

iShares Barclay 20+ Treas
Bond(TLT)                          EQ     464287432     14494   115766  SH         SLE          0  115766
iShares Russell 1000 Value (IWD)   EQ     464287598      5116    74992  SH         SLE          0   74992
iShares DJ US Real Estate (IYR)    EQ     464287739     15805   247200  SH         SLE          0  247200
Proshares Ultrashort QQQ (QID)     EQ     74347X237      3056    94506  SH         SLE          0   94506
Vanguard MSCI Emerging
Markets (VWO)                      EQ     74347X575      3386   116933  SH         SLE          0  116933
Proshares Ultrashort Dow30 (DXD)   EQ     74348A590      3163    60567  SH         SLE          0   60567
SPDR S&P 500 (SPY)                 EQ     78462F103      3718    27318  SH         SLE          0   27318
SPDR Barclays Capital High Yield
Bond (JNK)                         EQ     78464A417      7535   190954  SH         SLE          0  190954